Stock-Based and Other Incentive Compensation - Restricted Stock Units (Details) - Restricted Stock Units - USD ($) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Apr. 27, 2015	Jan. 01, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Restricted Stock Units (in shares) [Roll Forward]
Unvested units outstanding at the beginning of the period (in shares)		5.0	5.0
Number of RSUs granted (in shares)	0.2	0.3	2.9
Number of RSUs vested (in shares)			(1.5)
Number of RSUs cancelled (in shares)			(0.8)
Unvested units outstanding at the end of the period (in shares)			5.6	5.0
Weighted Average Grant Date Fair Value (in dollars per share) [Roll Forward]
Weighted average grant date fair value of unvested units outstanding at the beginning of the period (in usd per share)		$ 13.12	$ 13.12
Fair value of RSUs granted (in usd per share)	$ 12.83	$ 13.26	12.95	$ 13.86
Fair value of RSUs vested (in usd per share)			13.12
Fair value of RSUs cancelled (in usd per share)			14.32
Weighted average grant date fair value of unvested units outstanding at the end of the period (in usd per share)			$ 13.05	$ 13.12
Stock-based compensation expense recognized			$ 22.9	$ 21.5	$ 19.7
Tax benefit recognized related to stock based compensation expenses			8.4	7.8	7.2
Unrecognized stock-based compensation expense relating to unvested awards that will be amortized			$ 55.3
Weighted-average period of amortization			2 years
Fair value at vesting date			$ 19.2	$ 35.2	$ 11.0